Income Tax Expense (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)		Mar. 31, 2013 INR		Mar. 31, 2012 INR		Mar. 31, 2011 INR
Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense	$ 657.5		35,848.5		26,743.1		22,905.4
Deferred income tax (benefit) expense	(89.5)	[1]	(4,881.7)	[1]	(1,950.0)	[1]	(1,207.1)	[1]
Interest on income tax refund	(20.7)		(1,126.7)		(964.4)		0
Income tax expense	$ 547.3	[2]	29,840.1	[2]	23,828.7	[2]	21,698.3	[2]

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 919.1 million, Rs. 805.1 million and Rs.747.7 million for fiscals March 31, 2011, March 31, 2012 and March 31, 2013, respectively.
[2]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 2,402.1 million, Rs. 782.3 million and Rs.3,771.9 million for fiscals March 31, 2011, March 31, 2012 and March 31, 2013, respectively.